Investments in and Advances to Affiliated Companies	12 Months Ended
Mar. 31, 2012
Investments in and Advances to Affiliated Companies

7. Investments in and Advances to Affiliated Companies

At March 31, 2012 and 2011, investments in and advances to affiliated companies comprised the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Investments in capital stock	¥19,737	¥23,206	$240,695
Advances	828	1,909	10,098

Total	¥20,565	¥25,115	$250,793

The investments in and advances to affiliated companies relate to 20% to 50% owned companies whereby Komatsu has the ability to exercise significant influence over the operational and financial policies.

Dividends received from affiliated companies were ¥566 million ($6,902 thousand), ¥469 million and ¥329 million during the years ended March 31, 2012, 2011 and 2010, respectively.

Trade notes and accounts receivable from affiliated companies at March 31, 2012 and 2011, were ¥23,439 million ($285,841 thousand) and ¥17,271 million, respectively.

Short-term loans receivable from affiliated companies at March 31, 2012 and 2011, were ¥664 million ($8,098 thousand) and ¥723 million, respectively.

Trade notes and accounts payable to affiliated companies at March 31, 2012 and 2011, were ¥8,396 million ($102,390 thousand) and ¥10,359 million, respectively.

Net sales to affiliated companies for the years ended March 31, 2012, 2011 and 2010, were ¥51,848 million ($632,293 thousand), ¥42,673 million and ¥37,058 million, respectively.

Intercompany profits (losses) have been eliminated in the consolidated financial statements.

As of March 31, 2012 and 2011, consolidated unappropriated retained earnings included Komatsu’s share of undistributed earnings of affiliated companies accounted for by the equity method in the amount of ¥9,721 million ($118,549 thousand) and ¥11,380 million, respectively.

The difference between the carrying value of the investments in affiliated companies and Komatsu’s equity in the underlying net assets of such affiliated companies is insignificant as of March 31, 2012 and 2011.

Summarized financial information for affiliated companies at March 31, 2012 and 2011, and for the years ended March 31, 2012, 2011 and 2010, is as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Current assets	¥108,919	¥118,206	$1,328,280
Net property, plant and equipment – less accumulated depreciation and amortization	38,415	40,068	468,476
Investments and other assets	33,291	27,672	405,988

Total assets	¥180,625	¥185,946	$2,202,744

Current liabilities	¥85,235	¥87,471	$1,039,451
Noncurrent liabilities	43,238	38,923	527,293
Equity	52,152	59,552	636,000

Total liabilities and equity	¥180,625	¥185,946	$2,202,744

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Net sales	¥196,328	¥208,959	¥168,418	$2,394,244

Net income	¥3,351	¥5,602	¥3,229	$40,866